FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /   /
                                                                         ---


         Pre-Effective Amendment No.:                                  /   /
                                             -------                    ---
         Post-Effective Amendment No.:        69                        /X/
                                            ------                       -


                                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /   /
                                                                         ---


         Amendment No.:               70                                /X/
                                    ------                               -


                        (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 431-2197
                                 --------------
    Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX 76092
    ------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                    Donald S. Mendelsohn, Thompson Hine LLP,
              312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:
                                               -----------------------

It is proposed that this filing will become effective:


/ / immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ X / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

350059.14

                        Westcott Large-Cap Growth Fund

                                   PROSPECTUS

                              _______________, 2002




                             230 Westcott, Suite #1
                              Houston, Texas 77007
                                 (800) 998-6658




























      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

369693.2

                                TABLE OF CONTENTS

                                                                           PAGE
RISK/RETURN SUMMARY                                                            1

FEES AND EXPENSES OF INVESTING IN THE FUND                                     7

HOW TO BUY SHARES                                                              8

HOW TO REDEEM SHARES                                                          11

DETERMINATION OF NET ASSET VALUE                                              12

DIVIDENDS, DISTRIBUTIONS AND TAXES                                            12

MANAGEMENT OF THE FUND                                                        13

INVESTMENT POLICIES AND RISKS                                                 14

FINANCIAL HIGHLIGHTS                                                          16

PRIVACY POLICY                                                                18

FOR MORE INFORMATION                                                  Back Cover

                               RISK/RETURN SUMMARY

Investment Objective

      The investment objective of the Fund is to provide long term growth of capital.

Principal Strategies

      Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of larger-sized companies (those with a market capitalization above $5 billion). The Fund's sub-adviser uses a "bottom-up" stock selection process to identify companies that it believes offers superior growth prospects. The sub-adviser bases its stock selections on certain fundamental criteria, including:

o Business models that produce consistent, sustainable revenue growth o Strong earnings growth driven primarily by revenue growth

o    Financially strong companies with quality balance sheets

o    Leading market share within an industry

o    Substantial ownership by company management

o    Reasonable valuation

The sub-adviser applies these criteria to select stocks of companies with attractive price/earnings multiples relative to the sub-adviser's assessment of the companies' long term earnings growth rates. The Fund may sell a stock when the sub-adviser believes that fundamental changes threaten the company's long term growth potential.

Principal Risks of Investing in the Fund

o Management Risk. The sub-adviser's growth oriented strategy may fail to produce the intended results. Additionally, the Fund's sub-adviser has no prior experience managing the assets of a mutual fund.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

How the Fund Has Performed

         Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund's sub-adviser has been managing the Fund for less than one year.


                          FEES AND EXPENSES OF THE FUND

         The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)            Class A  Class B           Institutional
                                                     -------  -------           -------------
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering price)     5.00%    NONE              NONE
Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price or
   redemption proceeds, whichever is less)           NONE1    5.00%             NONE
Redemption Fee2                                      NONE     NONE              NONE

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)       Class A  Class B          Institutional
                                                    -------  -------          -------------
Management Fees                                      1.35%     1.35%            1.35%
Distribution and/or Service (12b-1) Fees             0.25%     1.00%            None
Other Expenses                                       0.04%3    0.04%3           0.04%
                                                     -----     -----            -----
Total Annual Fund Operating Expenses                 1.64%     2.39%            1.39%

1 If you purchase $1 million or more of Class A shares of the Fund, the purchase may be made without an initial sales load. However, those shares are subject to a CDSC if redeemed within one year of the date of purchase. See "How To Buy Shares."

2.A wire transfer fee of $15.00 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. 3 "Other Expenses" are based on estimated amounts for the current fiscal year.

Example:

         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year           3 years           5 years           10 years
                  ------           -------           -------           --------
Class A           $____            $____             $____             $____
Class B           $____            $____             $____             $____
Institutional     $____            $____             $____             $____

For Class B shares, you would pay the following expenses if you did not redeem your shares:

                           1 year           3 years
                           ------           -------
Class B                    $____            $____

                                HOW TO BUY SHARES

Initial Purchase

     The minimum initial investment in the Fund is $1,000 ($200 for qualified retirement accounts and medical savings accounts). The minimum initial investment in the Fund is $50 for shareholders participating in the continuing automatic investment plan.

     You may open an account and make an initial investment through securities dealers who have a sales agreement with Unified Financial Securities, Inc., the Fund's distributor. Your securities dealer may charge you additional fees. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

By Mail

     You may also make a direct initial investment by following these steps:

o complete and sign the investment application form which accompanies this Prospectus;

o    draft a check made payable to the Fund;

o identify on the check and the application the Class in which you would like to invest;

o    mail the application and check to:

U.S. Mail: Westcott Funds                  Overnight:  Westcott Funds
           Unified Fund Services, Inc.                 Unified Fund Services, Inc.
           P.O. Box 6110                               431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110            Indianapolis, Indiana 46204

By Wire

         You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc (the "Transfer Agent") at (800) 998-6658 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         U.S. Bank, N.A.
         ABA #0420-0001-3
         Attn: Westcott Funds
         Fund Name: Westcott Large-Cap Growth Fund
         Class Name: ____________________________  (write in class name)
         Account Name: __________________________ (write in shareholder name) For the Account # ________________________ (write in account number) D.D.A.# 821-637-634

         You must provide a signed application to Unified Fund Services, Inc at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Sales Loads

o        Class A Shares
         Shares of the Fund are purchased at the public offering price. The public offering price for Class A shares of the Fund is the next determined NAV plus a sales load as shown in the following table.

======================================== ================================================ ================================
                                                     Sales Load as of % of:
                                           Public                                 Net       Dealer Reallowance as % of
         Amount of Investment              Offering                             Amount         Public Offering Price
                                            Price
                                         Invested
======================================== ================================================ ================================
Less than $25,000                          5.00%                                  5.26%                5.00%
$25,000 but less than $50,000              4.75%                                  4.99%                4.75%
$50,000 but less than $100,000             4.50%                                  4.71%                4.50%
$100,000 but less than $200,000            3.75%                                  3.90%                3.75%
$200,000   but   less   than   $500,000    3.25%                                  3.36%                3.25%
$500,000 but less than $1million           2.00%                                  2.04%                2.00%
$1 million or more                         None*                                  None*                NONE
======================================== ================================================ ================================

*If you purchase $1 million or more of Class A shares of the Fund, the purchase may be made without an initial sales load. However, those shares are subject to a contingent deferred sales charge ("CDSC") if redeemed within one year of the date of purchase. The CDSC is 1.00%, based on the lower of the original purchase price or net asset value at the time of the redemption. Reinvested dividends and distributions from Class A shares are not subject to the CDSC.

o        Class B Shares

         You can purchase Class B shares at NAV. However, when you redeem them, you may pay a contingent deferred sales change ("CDSC") in the following percentages:

         YEAR SINCE PURCHASE DATE
         ------------------------
         First                              5%
         Second                             4%
         Third                              3%
         Fourth                             3%
         Fifth                              2%
         Sixth                              1%
         Seventh and following            None
         The Class B shares convert to Class A shares after the eighth year.

o        Institutional Shares

         Institutional shares are available for purchase by registered investment advisers, bank trust departments, financial planners and other financial intermediaries on behalf of their clients. Other investors may continue to purchase institutional shares if their account was opened prior to ________, 2002. Institutional shareholders pay no sales load or 12b-1 fees.


DISTRIBUTION PLAN

         The Fund has adopted a plan under Rule 12b-1 that allows Class A shares and Class B shares of the Fund to pay distribution fees for the sale and distribution of its shares and to pay service fees for services provided to shareholders. Class A shares pay annual 12b-1 expenses (including service fees) of 0.25% and Class B shares pay annual 12b-1 expenses of 1.00% (of which 0.75% is an asset based sales charge and 0.25% is a service fee). Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ADDITIONAL PURCHASE INFORMATION

Additional Purchases

         You may purchase additional shares of the Fund (subject to the minimum investment of $50) by mail, wire or automatic investment. If you purchase additional Class A shares, you will pay a sales load unless the purchase is made by reinvesting a dividend or capital gains distribution. If your securities dealer received concessions for selling shares of the Fund to you, such securities dealer will receive the concessions described above with respect to additional investments. Each additional mail purchase request must contain:

o        your name
o        the name of your account(s),
o        your account number(s),
o        the name of the Fund
o        a check

Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

      You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Reduced Sales Load

         You may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of your shares of the Fund with the amount of your current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $50,000. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

Purchases at Net Asset Value

         Purchases of Class A shares may be effected at net asset value for the benefit of the clients of broker-dealers and registered investment advisers affiliated with a broker-dealer, if such broker-dealer or investment adviser has entered into an agreement with the Fund's distributor providing specifically for the purchase of Fund shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Trustees, directors, officers and employees of the Trust, the adviser and service providers to the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.

Additional Information

         For purposes of determining the applicable sales load, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer or by other means which result in economy of sales effort or expense.

Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund; the Fund does not accept third party checks.

      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper form, less any applicable CDSC. You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $15.00 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change and will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:  Westcott Funds                Overnight:  Westcott Funds
            Unified Fund Services, Inc.               Unified Fund Services, Inc.
            P.O. Box 6110                             431 North Pennsylvania Street
            Indianapolis, Indiana 46206-6110          Indianapolis, Indiana 46204

         "Proper form" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund requires that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the Transfer Agent at (800) 998-6658 if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent (800) 998-6658. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 998-6658. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

                             HOW TO EXCHANGE SHARES

         You may exchange any or all of your shares in the Fund for shares of another Westcott Fund or the Liquid Green Money Market Fund, a separately managed money market fund. The exchange is made without charge unless you exchange Class A shares of the Westcott Fixed Income Fund for Class A shares of another Westcott Fund with a higher sales load. In that case, you would pay the incremental amount of the sales load. For exchanges between Westcott Funds, shares of a particular class may be exchanged only for shares of the same class.

         You may request the exchange by telephoning the Transfer Agent at (800) 998-6658 or writing the Transfer Agent at P.O. Box 6110, Indianapolis, Indiana 46206-6110. Shares of the fund selected must be registered for sale in your state of residence. The exchange privilege with the Liquid Green Money Market Fund does not constitute an offering or a recommendation of the Liquid Green Money Market Fund by the Fund. It is your responsibility to obtain and read a prospectus of the Liquid Green Money Market Fund before you make an exchange.

o You may make up to one exchange out of each fund during a calendar month and four exchanges out of each fund during a calendar year. This limit helps keep each fund's net asset base stable and reduces the fund's administrative expenses.

o If you exchange shares into or out of a fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received, plus any applicable sales load.

o If you exchange only a portion of your Class B shares, shares not subject to a CDSC are exchanged first.

o If you exchange Class B shares of a fund for the Liquid Green Money Market Fund, the time you own the Liquid Green Money Market Fund shares will not be included when the holding period for the CDSC is calculated.

o If you exchange Class B shares of a Westcott Fund for another Westcott Fund (or Class A shares of a Westcott Fund that were subject to a CDSC because of a sales load waiver), the holding periods are combined; however the highest applicable CDSC will be charged if the shares are redeemed.

o If you redeem shares from the Liquid Green Money Market Fund that were previously Class B shares of a Westcott Fund (or Class A shares of a Westcott Fund that were subject to a CDSC because of a sales load waiver), the redemption is made at the net asset value per share next determined after the redemption request is received, less any CDSC that applied to the Westcott Fund shares.

         In times of extreme economic or market conditions, exchanging Westcott Fund or the Liquid Green Money Market Fund shares by telephone may be difficult. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. A day or more delay may be experienced prior to the investment of the redemption proceeds into the Liquid Green Money Market Fund. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.

         All exchanges out of a Westcott Fund into the Liquid Green Money Market Fund are subject to the minimum and subsequent investment requirements of the Liquid Green Money Market Fund. No exchange will be accepted unless the registration of the two accounts is identical. Neither the Westcott Funds, the Liquid Green Money Market Fund, nor the Transfer Agent are liable for following exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees. When determining fair value, factors considered include the type of security, the nature of restrictions on disposition of the security, cost at date of purchase, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES


      Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends to its shareholders on an annual basis. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

      Taxes. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.


      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND


         Aegis Asset Management, Inc., 230 Westcott St., Suite 1, Houston, Texas 77007, has served as investment adviser to the Fund since ___________, 2002. The adviser was organized as a Texas corporation in 1993. The adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. The Fund is authorized to pay the adviser an annual fee equal to 1.35% of its average daily net assets.

         The Fund was formerly known as the Florida Street Growth Fund. CommonWealth Advisors, Inc., 247 Florida Street, Baton Rouge, Louisiana 70801 served as adviser to the Florida Street Growth Fund from its inception in 1997 until ____________, 2002. For the fiscal year ended October 31, 2001, the Fund paid CommonWealth Advisors, Inc. a fee equal to an annual average rate of 1.34% of its average daily net assets.

         The adviser may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

         Arcadia Investment Management Corporation, 259 East Michigan Avenue, Suite 308, Kalamazoo, Michigan 49007, serves as investment sub-adviser to the Fund. The sub-adviser was organized as a Michigan corporation in 1987. The sub-adviser manages equity and balanced portfolios for a client base that includes individuals, corporations, employee benefit plans and non-profit organizations. The investment decisions for the Fund are made by L. Edward Knox, CFA, Vice President of the sub-adviser, and Michael Lewis Mueller, CFA, President of the sub-adviser, who are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Knox has been the Vice President of the sub-adviser since August of 1998. From 1987 to June of 1998, he was an equity portfolio manager with First of America Investment Management Corporation. Mr. Mueller has been the President of the sub-adviser since __________________. The adviser has agreed to pay the sub-adviser an annual fee equal to 0.50% of the Fund's average daily net assets.

The Sub-Adviser's Prior Performance

         Arcadia has been managing accounts with investment objectives, policies and strategies substantially similar to those of the Fund since 1987. The performance of those accounts appears below. The data is provided to illustrate past performance of the sub-adviser in managing such accounts, as compared to the S&P 500 Stock Index.

     The performance of the Managed Accounts does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, availability of cash for new investments and the private character of accounts compared with the public character of the Fund. In addition, the Managed Accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the Managed Accounts. Also, the Managed Accounts, do not pay a sales load which, if applicable, would adversely affect performance. The results for different periods may vary.

                            Average Annual Returns**

               Arcadia Managed S&P 500
                   Accounts*                  Stock Index*

One year             -2.21%                       -11.91%
Five years           14.37%                        10.67%
Ten years            12.71%                        12.91%


*Average Annual Returns for the periods ended December 31, 2001 for the managed accounts and the S&P 500 Stock Index are calculated using calculations that differ from the standardized SEC calculation.

                            Arcadia Managed Accounts
        Growth of $10,000 invested January 1, 1992 to December 31, 2001**



     **The sub-adviser's total returns by year were as follows: 1992, 9.03%; 1993, -1.23%; 1994, 0.38%; 1995, 27.62%; 1996, 22.57%; 1997, 29.10%; 1998,
31.71%;  1999, 9.17%; 2000, 7.84%; and 2001,  -2.21%. The adviser's  performance figures reflect the use of time-weighted cash flows and dollar-weighted average annualized total returns for the sub-adviser's equity accounts having objectives substantially similar to the Fund. Compound annual rates of return are supplementary information that represent the cumulative portfolio return expressed on an annualized basis over the period presented. Security valuations are on a trade date basis and accrual accounting is used for interest and dividends. Leverage is not used in the accounts as a form of management. The U.S. dollar is the currency used to express performance. Performance figures reflected include all expenses, including transaction cost and commissions, adjusted to reflect the highest management fee charged by the sub-adviser. The Fund's management fees are higher, which, if deducted, would have reduced the average total returns. Results include the reinvestment of dividends and capital gains. Complete performance presentation notes are available from the sub-adviser on request.

The S&P 500 Stock Index returns by year were as follows: 1992, 7.64%; 1993, 10.05%; 1994, 1.27%; 1995, 37.53%; 1996, 22.99%; 1997, 33.34%; 1998, 28.57%;
1999, 21.03%; 2000, 9.15% and 2001, -11.01%. The S&P 500 Stock Index is a
capitalization-weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Returns for the S&P 500 Stock Index assume the reinvestment of dividends and capital gains and do not reflect the deduction of transaction costs or expenses, including management fees.

                          INVESTMENT POLICIES AND RISKS

      This section contains general information about various types of securities and investment techniques that a Fund may purchase or employ.

General


      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

ADRs. The Fund is expected under normal circumstances to invest no more than 15% of its net assets in American Depositary Receipts ("ADRs"). An ADR is a certificate of ownership issued by an U.S. bank as a convenience to investors instead of the underlying foreign security, which the bank holds in custody. In general, foreign investments involve higher risks than U.S. investments. Foreign markets tend to be more volatile than those of the U.S. and bring increased exposure to foreign economic, political and other events that can have a negative effect on the value of issuers in a particular foreign country.

                              FINANCIAL HIGHLIGHTS

       The following tables are intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report for the fiscal year ended October 31, 2001, which is available upon request. If you request a copy of the annual report, it will be that of the "Florida Street Growth Fund," which is the Fund's previous name.

                                           Year               Year              Year             Year           Period
                                           ended              ended             ended            ended          ended
                                        October 31,        October 31,       October 31,      October 31,    October 31,
                                           2001               2000              1999             1998          1997 (a)
                                      ----------------    --------------   ----------------   ------------  ---------------
Selected Per Share Data
                                                                                               $
Net asset value, beginning of period       $    15.18       $     10.98          $    9.16          10.19       $    10.00
                                      ----------------    --------------   ----------------   ------------  ---------------
Income from investment operations

  Net investment income (loss)                   0.02            (0.10)             (0.04)           0.02             0.03
  Net  realized  and  unrealized  gain
(loss)                                         (4.26)              4.30               1.88         (1.01)             0.16
                                      ----------------    --------------   ----------------   ------------  ---------------
Total from investment operations
                                               (4.24)              4.20               1.84         (0.99)             0.19
                                      ----------------    --------------   ----------------   ------------  ---------------
Less distributions

  From net investment income                     0.00              0.00             (0.02)         (0.01)             0.00

  From net realized gain                       (3.09)              0.00               0.00         (0.03)             0.00
                                      ----------------    --------------   ----------------   ------------  ---------------

Total distributions                            (3.09)              0.00             (0.02)         (0.04)             0.00
                                      ----------------    --------------   ----------------   ------------  ---------------
Net asset value, end of period              $    7.85       $     15.18         $    10.98      $    9.16       $    10.19
                                      ================    ==============   ================   ============  ===============

Total Return (b)                             (30.37)%            38.25%             20.06%        (9.73)%            1.90%(b)

Ratios and Supplemental Data
Net assets, end of period (000)            $    2,798            $4,925             $3,603         $3,320           $2,117
Ratio  of   expenses  to  average  net                                                                                     c)
assets                                          1.34%             1.37%              1.35%          1.25%            1.35%(
Ratio  of   expenses  to  average  net
assets
   before reimbursement                         1.38%             1.40%              1.38%          1.35%            1.35%(c)
Ratio of net investment  income (loss)
to                                              0.17%
   average net assets                                           (0.62)%            (0.40)%          0.21%            1.14%(c)
Ratio of net investment  income (loss)
to
   average    net    assets     before                                                                                     c)
reimbursement                                   0.12%           (0.65)%            (0.43)%          0.12%            1.14%(
Portfolio turnover rate                       148.25%           114.00%            111.97%         63.10%            0.87%(c)


(a) August 6, 1997 (commencement of operations) to October 31, 1997 (b) For period of less than a full year, total return is not annualized.
(c) Annualized

                                 PRIVACY POLICY

      The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at 800-998-6658 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






















Investment Company Act #811-9096

                         WESTCOTT LARGE-CAP GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 ________, 2002

         This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus of Westcott Large-Cap Growth Fund dated ________________, 2002. A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling 800-998-6658.

                                TABLE OF CONTENTS
                                                                           PAGE

DESCRIPTION OF THE TRUST AND FUND..............................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........3

INVESTMENT LIMITATIONS.........................................................5

THE INVESTMENT ADVISER AND SUB-ADVISER.........................................7

TRUSTEES AND OFFICERS..........................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................11

DISTRIBUTION PLANS............................................................12

DETERMINATION OF SHARE PRICE..................................................13

INVESTMENT PERFORMANCE........................................................14

CUSTODIAN.....................................................................17

FUND SERVICES.................................................................17

ACCOUNTANTS...................................................................17

DISTRIBUTOR...................................................................18

DESCRIPTION OF THE TRUST AND THE FUND

     The Westcott Large-Cap Growth Fund (the "Fund") diversified series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Board of Trustees has authorized three classes of shares of the Fund: Class A shares, Class B shares and Institutional shares. Each class is subject to different expenses and a different sales charge structure. The investment adviser and the sub-adviser to the Fund are Aegis Asset Management, Inc. (the "Adviser") and Arcadia Investment Management Corporation (the "Sub-Adviser"), respectively. The Fund commenced operations on June 10, 1997.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund's transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series, with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series, so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of each Fund have equal voting rights and liquidations rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of each Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

         As of _______, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund:
___________________________ - ___%.

         As of April 17, 2002, CommonWealth Advisors, Inc. ("CommonWealth") shared with certain of its advisory clients the power to vote, and investment discretion with respect to, 82.41% of the Florida Street Growth Fund. As a result, CommonWealth may be deemed to control the Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.

     As of _______, 2002, __________, the officers and Trustees as a group owned less than one percent (1%) of the Fund.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objective," "Principal Strategies" and "Principal Risks of Investing in the Fund").

     A. Equity Securities. The Fund may invest in equity securities, which include common stock, preferred stock, rights and warrants to subscribe to or purchase such securities, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDR"), Global Depositary Receipts ("GDRs"), and convertible securities consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

     Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. The Sub-Adviser expects that generally the preferred stocks in which the Fund invests will be rated at least BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Adviser.

     Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

     The Fund may invest in foreign companies by purchasing ADRs, EDRs, GDRs and index products like World Equity Benchmark Shares ("WEBS"). ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (MSCI) index. The Fund will not invest in foreign companies located in undeveloped or emerging markets.

     To the extent the Fund invests in ADRs, EDRs, GDRs or foreign index products, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

     Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. The Fund may also invest in a variety of other exchange traded funds, including, but not limited to, iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.

     B. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the United States government or by agencies of the United States government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., the ---- Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Sub-Adviser to be creditworthy. The Sub-Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

      C. Convertible Securities. The Fund may invest in convertible securities. A convertible security is a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream generally higher in yield than the income derived from a common stock, but lower than that afforded by a non-convertible debt security, a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

         In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines.

         D. Corporate Debt Securities. The Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Sub-Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Sub-Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

         E. Fixed Income Securities. The Fund may invest in fixed income securities, including corporate debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

     F. Financial Service Industry Obligations. The Fund may invest in financial service industry obligations. These include, among others, the following:

     (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.


         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.


         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Fund will not purchase or sell puts, calls, options or straddles.


     5. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

         7. 80% Investment Policy. Under normal circumstances, at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in common stocks of larger-sized companies. The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund's shareholders. The term "larger-sized" is defined in the Fund's then current Prospectus, and may be revised by the Adviser without providing shareholders with the written notice described above.

THE INVESTMENT ADVISER AND SUB-ADVISER

Investment Adviser

     The investment adviser to the Fund is Aegis Asset Management, Inc., 230 Westcott, Suite 1, Houston, Texas 77007. William S. Kilroy, Jr. is the controlling shareholder of the Adviser.

         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 expenses, fees and expenses of the non-interested person Trustees and extraordinary expenses. [The Adviser has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund through ___________, 200__.] As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at the annual rate of 1.35% of the average daily net assets of the Fund.

         The Adviser retains the right to use the name "Westcott" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Westcott" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks or other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks or other financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Sub-Adviser

         The sub-adviser to the Fund is Arcadia Investment Management Corporation, 259 East Michigan Avenue, Suite 308, Kalamazoo, Michigan 49007. Charles D. Wattles, Executive Vice President of the Sub-Adviser, and Michael Lewis Mueller, President of the Sub-Adviser, are the controlling shareholders of the Sub-Adviser. Under the terms of the sub-advisory agreement, the Sub-Adviser receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund.

         Subject always to the control of the Board of Trustees, the Sub-Adviser, at its expense, furnishes continuously an investment program for the Fund. The Sub-Adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. The Sub-Adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the Fund. The Sub-Adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. The Sub-Adviser pays all expenses incurred by it in connection with its activities under the sub-advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for the Fund.

Approval of Agreements

         The sub-advisory agreement and the Agreement were approved by the Board of Trustees, including the Independent Trustees, and recommended for shareholder approval at a meeting of the Board of Trustees held on April 3, 2002. At that meeting, the Board of Trustees, including the Independent Trustees, evaluated the impact of the sub-advisory agreement and the Agreement on the Fund. In evaluating the impact of the sub-advisory agreement and the Agreement, the Board of Trustees, including the Independent Trustees, requested and reviewed, with the assistance of legal counsel, materials furnished by the Adviser and the Sub-Adviser, including financial and performance information, and discussed the proposed new agreements. A representative of the Sub-Adviser presented information regarding the experience and qualifications of its portfolio management personnel and the history of the Sub-Adviser, and reviewed the firm's equity management philosophy. The Independent Trustees met separately with legal counsel.

         The Board of Trustees, in concluding that the approval of the sub-advisory agreement and the Agreement were in the best interests of the Trust and the Fund's shareholders, primarily evaluated (i) the experience, reputation, qualifications and background of the Sub-Adviser's investment personnel, (ii) the nature and quality of operations and services that the Adviser and the Sub-Adviser are expected to provide the Fund, and (iii) the financial condition of the Adviser and the Sub-Adviser. The Board of Trustees viewed as particularly significant the fact that there would be no new fees, and no increase in fees payable by the Trust or the Fund as a result of the proposed arrangements.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex*
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Steve L. Cobb                                            Trustee         Trustee since 1995             17
2001 N. Indianwood Avenue
Broken Arrow, OK  74012
Year of Birth:  1957
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and  gas                      None
services  company since 1997;  various  positions with Carbo Ceramics,
Inc., oil field manufacturing/supply  company, from 1984 to 1997, most recently Vice President of Marketing.
----------------------------------------------------------------------- ----------------------------------------------

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex*
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Gary E. Hippenstiel                                      Trustee         Trustee since 1995             17
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------

--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Director, Vice President and Chief Investment Officer of Legacy Trust None
Company since 1992; President and Director of Heritage Trust Company from
1994-1996; Vice President and Manager of Investments of Kanaly Trust Company
from 1988 to 1992.
----------------------------------------------------------------------- ----------------------------------------------

         The Trust's audit committee consists of Mr. Cobb and Mr. Hippenstiel.
The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee held 3 meetings during the fiscal year ended October 31, 2001.

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex*
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 35
1725 E. Southlake Blvd.                             Secretary and       President since 1995
Suite 200                                           Trustee
Southlake, Texas  76092                                                 Secretary since 2000
Year of Birth:  1958
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex*
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Robert A. Chopyak                                   Treasurer      and   Treasurer and CFO              N/A
1725 E. Southlake Blvd.                             Chief    Financial       since 2000
Suite 200                                           Officer
Southlake, Texas  76092
Year of Birth:  1968
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Assistant  Vice-President of Financial  Administration of Unified Fund                      None
Services,  Inc.,  the  Fund's  transfer  agent,  fund  accountant  and administrator,  since August  2000.  Manager of  AmeriPrime  Financial
Services,  Inc.  from  February  2000 to August  2000.  Self-employed, performing Y2K testing,  January 1999 to January 2000.  Vice President of Fund  Accounting,  American  Data  Services,  Inc.,  a mutual  fund services company, October 1992 to December 1998.
----------------------------------------------------------------------- ----------------------------------------------
* Mr. Trumpfheller is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person"
of the Trust because he is a registered principal of the Trust's distributor.

         The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2001.

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                 Aggregate Dollar Range of Shares of
                                                                                  All Funds Overseen by the Trustee
                Trustee                       Dollar Range of Fund Shares          Within the AmeriPrime Family of
                                                                                               Funds*
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Steve L. Cobb
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Gary E. Hippenstiel
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Kenneth D. Trumpfheller
---------------------------------------- -------------------------------------- --------------------------------------
* As of December 31, 2001, the terms "Fund Complex" and "AmeriPrime Family of
Funds" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

         Trustee fees are Trust expenses, and each series of the Trust pays a portion of the Trustee fees. The compensation paid to the Trustees for the Fund's fiscal year ended October 31, 2001 is set forth in the following table:

============================================== ======================== ===============================
                                               Aggregate Compensation   Total Compensation from Trust
Name                                           from Trust               and AmeriPrime Advisors Trust


---------------------------------------------- ------------------------ -------------------------------
Kenneth D. Trumpfheller                                    0                           0
---------------------------------------------- ------------------------ -------------------------------
Steve L. Cobb
---------------------------------------------- ------------------------ -------------------------------
Gary E. Hippenstiel
============================================== ======================== ===============================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. The brokerage policies and procedures described in this section apply to the Sub-Adviser, and references in this section to "Adviser" apply to the Sub-Adviser. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that Westcott Securities, L.L.C., in its capacity as a registered broker-dealer, will effect the majority of all securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through Pershing(R).

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Adviser (such as Westcott Securities, L.L.C.) may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, Westcott Securities, L.L.C. will not serve as the Fund's dealer in connection with over-the-counter transactions. However, Westcott Securities, L.L.C. may serve as the Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions.

         The Fund will not effect any brokerage transactions in its portfolio securities with Westcott Securities, L.L.C. if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Agreement provides that affiliates of affiliates of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to Westcott Securities, L.L.C., it is the policy of the Fund that such commissions will, in the judgment of the Board of Trustees, be: (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability; and
(b) at least as favorable to the Fund as commissions contemporaneously charged by Westcott Securities, L.L.C. on comparable transactions for its most favored unaffiliated customers, except for customers of Westcott Securities, L.L.C. considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by Westcott Securities, L.L.C. to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

         The Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by Westcott Securities, L.L.C. from brokerage commissions generated from portfolio transactions of the Fund.

         While the Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. Westcott Securities, L.L.C. will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

         When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable. For the fiscal years ended October 31, 1999, 2000 and 2001, the Fund paid brokerage commissions of $18,432, $16,930 and $________, respectively.

         The Trust, the Adviser, the Sub-Adviser and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain copies of the Code from the Securities and Exchange Commission.

DISTRIBUTION PLAN

         The Fund has adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plans"). Each Plan permits the Fund to pay the Adviser an annual fee of 0.25% of Class A average daily net assets, and 0.75% of Class B average daily net assets, for certain distribution and promotion expenses related to marketing shares of the Fund.

         Under each Plan, the Trust may engage in any activities related to the distribution of Fund shares, including, without limitation, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the
Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plan. In addition, the Class B Plan provides for the payment of a service fee to the Adviser equal to 0.25% of Class B average daily net assets.

         The Trustee expects that the Plans could significantly enhance the Fund's ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

         The Plans have been approved by the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plans or any related agreement, by a vote cast in person. Continuation of the Plans and the related agreement must be approved by the Trustees annually, in the same manner, and the Plans or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum shares payable under a Plan must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by the Board of Trustees, including a majority of the independent Trustees.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Sub-Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Sub-Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

INVESTMENT PERFORMANCE

         The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:





                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

         "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years
                  ATVD              ending value at the end of the applicable
                                    period of the hypothetical $1,000
                                    investment made at the beginning of the
                                    applicable period, after taxes on fund
                                    distributions but not after taxes on
                                    redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     U.S. Bank, N.A., 425 Walnut Street, M.L. 6118, Cincinnati, Ohio 45202, is the custodian (the "Custodian") of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


FUND SERVICES

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services.

         In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). Unified began providing fund accounting services to the Funds on November 1, 1998. For the fiscal years ended October 31, 1999, 2000 and 2001, Unified received $9,744, $12,800 and $_______, respectively, from the Fund's previous adviser on behalf of the Fund for these accounting services.

         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 1999, 2000 and 2001, Unified received $19,783, $15,250 and $________, respectively, from the Fund's previous adviser on behalf of the Florida Street Growth Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc.).

ACCOUNTANTS

         The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Funds for the fiscal year ending September 30, 2002. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of each Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of a Fund on a best efforts basis only against purchase orders for the shares. Shares of a Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

         The financial statements and independent auditors' reports required to be included in the Statement of Additional Information are incorporated herein by reference to the Funds' Annual Report to Shareholders for the fiscal year ended October 31, 2001. The Trust will provide the Annual Report without charge by calling the Fund at 800-890-5344.


369697.2

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a)  Articles of Incorporation.

     (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (vi)  Copy  of  Amendment  No.  5  and  Amendment  No.  6  to  Registrant's
Declaration  of  Trust,   which  were  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 8, are hereby incorporated by reference.

     (vii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (viii) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (ix) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

     (x) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (xi) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (xii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiii) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiv) Copy of Amendments No. 14 through 17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

     (xv) Copy of Amendments No. 18 and 19 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

     (xvi) Copy of Amendment No. 20 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

     (xvii) Copy of Amendment No. 21 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51, is hereby incorporated by reference.

     (xviii) Copy of Amendment No. 22 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 57, is hereby incorporated by reference.

(b)  By-Laws.  Copy of  Registrant's  By-Laws,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(c) Instruments Defining Rights of Security Holders. None, other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d)  Investment Advisory Contracts.

     (i) Copy of Registrant's Management Agreement with GLOBALT, Inc., adviser to the GLOBALT Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44, is hereby incorporated by reference.

     (ii) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

         (iii) Copy of Registrant's Management Agreement with Corbin & Company, adviser to the Corbin Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (iv) Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc., adviser to the Marathon Value Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (v) Copy of Registrant's Management Agreement with The Jumper Group, Inc., adviser to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (vi) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., adviser to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (vii) Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., adviser to the Martin Capital U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

         (viii) Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent, adviser to the GJMB Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (ix) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc., adviser to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

         (x) Copy of Registrant's Management Agreement with Auxier Asset Management, LLC, adviser to the Auxier Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

     (xi) Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, adviser to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

         (xii) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, adviser to the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

     (xiii) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

     (xiv) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

     (xv) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

         (xvi) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, adviser to the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.


     (xvii) Copy of Registrant's Interim Investment Advisory Agreement with OAM Institutional, Inc., sub-adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

     (xviii) Copy of Registrant's Management Agreement with Cash Management Systems, Inc. ("CMS"), advisor to The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (xix) Copy of Registrant's Interim Management Agreement with CommonWealth Advisors, Inc., adviser to the Florida Street Growth Fund, is filed herewith.



(e)      Underwriting Contracts.

     (i) Copy of Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

         (ii) Copy of Registrant's Underwriting Agreement with Capital Research Brokerage Services, LLC, underwriter of the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts.  None.

(g) Custodian Agreements.

     (i) Copy of Registrant's Agreement with the custodian, U.S. Bank, N.A. (formerly Firstar Bank), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Registrant's Appendix B to the Agreement with the custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

     (iii) Copy of Registrant's Agreement with UMB Bank, N.A., custodian to the Dobson Covered Call Fund and the Florida Street Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(h) Other Material Contracts.

     (i) Copy of Registrant's Administrative Services Agreement with the administrator, AmeriPrime Financial Services, Inc. (now Unified Fund Services, Inc.), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Amended Exhibit A to the Administrative Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (iii) Copy of the Master-Feeder Participation Agreement for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (iv) Copy of Sub-Administration Agreement for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (v) Copy of Administration  Agreement for The Cash Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  65,  is  hereby
incorporated by reference.

(i) Legal Opinion.

     (i)  Opinion  of  Thompson  Hine  LLP,  which was  filed as an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  65,  is  hereby  incorporated  by reference.

         (ii) Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k)  Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m)   Rule 12b-1 Plan.

     (i) Form of Registrant's Rule 12b-1 Service  Agreement,  which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  1,  is  hereby
incorporated by reference.

     (ii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Martin Capital U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (iii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (v) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

         (vi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

         (vii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Large-Cap Value Fund (f/k/a the Westcott Large-Cap Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (viii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (ix) Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (x) Copy of Registrant's Shareholder Servicing Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

     (xii) Copy of Registrant's Shareholder Servicing Plan for the Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(n)      Rule 18f-3 Plan.

     (i) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (ii) Rule 18f-3 Plan for the Westcott Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (iii) Rule 18f-3 Plan for the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

     (iv) Rule 18f-3 Plan for the Florida Street Growth Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  42,  is  hereby
incorporated by reference.

(o) Reserved.

(p) Codes of Ethics.

     (i) Code of Ethics of the Registrant, its underwriter (Unified Financial Securities, Inc.), the advisers; and the sub-advisers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

     (ii)  Schedule  A to Code of  Ethics,  which  was  filed as an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  64,  is  hereby  incorporated  by reference.

(q) Powers of Attorney

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

     (ii) Powers of Attorney for Trustees of the Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

     (iii) Power of Attorney for the President (and a Trustee) of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

     (iv) Power of Attorney for the  Treasurer of the Trust,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  43,  is  hereby
incorporated by reference.

     (v) Powers of Attorney for the Trustees of the AMR Investment Services Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, are hereby incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control


(a) As of April 17, 2002, CommonWealth Advisors, Inc. ("CommonWealth") shared with certain of its advisory clients the power to vote, and investment discretion with respect to, 82.41% of the Florida Street Growth Fund. Walter A. Morales may be deemed to be a controlling person of the CommonWealth due to his ownership of the shares of CommonWealth. As a result, the Fund and CommonWealth may be deemed to be under the common control of Walter A. Morales.


(b) As of April 4, 2002, Aegis Asset Management, Inc. ("Aegis") shared with certain of its advisory clients the power to vote, and investment discretion with respect to, 94.35% of the Westcott Large-Cap Value Fund and 99.85% of the Westcott Technology Fund. As a result, Aegis may be deemed to control the Funds, and the Funds may be deemed to be under the common control of Aegis.

(c) As of December 15, 2001, Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (72.06%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles L. Dobson.


Item 25.  Indemnification

(a) Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

         Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

         Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the underwriting agreement with Unified Financial Securities, Inc., the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of the underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of the underwriter's employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the underwriting agreement with Capital Research Brokerage Services, LLC, the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of underwriter's employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a) GLOBALT, Inc. ("GLOBALT"), 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305, adviser to the GLOBALT Growth Fund, is a registered investment adviser.

     (i) GLOBALT has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of GLOBALT is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-38123).

(b) IMS Capital Management, Inc. ("IMS"), 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, adviser to the IMS Capital Value Fund, is a registered investment adviser.

     (i) IMS has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of IMS is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-33939).

(c) CommonWealth Advisors, Inc. ("CommonWealth"), 929 Government Street, Baton Rouge, Louisiana 70802, adviser to the Florida Street Growth Fund, is a registered investment adviser.

     (i) CommonWealth has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of CommonWealth is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-39749).

(d) Corbin & Company ("Corbin"), 6300 Ridglea Place, Suite 1111, Fort Worth, Texas 76116, adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

     (i) Corbin has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Corbin is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-41371).

(e) Spectrum Advisory Services, Inc. ("Spectrum"), 1050 Crown Pointe Parkway, Suite 950, Atlanta, Georgia 30338, adviser to the Marathon Value Portfolio, is a registered investment adviser.

     (i) Spectrum has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Spectrum is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-40286).

(f) The Jumper Group, Inc. ("Jumper"), 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, adviser to the Jumper Strategic Advantage Fund, is a registered investment adviser.

     (i) Jumper has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Jumper is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-45453).

(g) Appalachian Asset Management, Inc. ("AAM"), 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301, adviser to AAM Equity Fund, is a registered investment adviser.

     (i) AAM has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of AAM is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-41463).

(h) Martin Capital Advisors, L.L.P. ("Martin"), 816 Congress Avenue, Suite 1540, Austin, TX 78701, adviser to the Martin Capital U.S. Opportunity Fund, is a registered investment adviser.

     (i) Martin has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and member of Martin is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-55669).

(i) Gamble, Jones, Morphy & Bent, Inc. ("GJMB"), 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101, adviser to the GJMB Growth Fund, is a registered investment adviser.

     (i) GJMB has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of GJMB is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-36855).

(j) Dobson Capital Management, Inc. ("Dobson"), 1422 Van Ness Street, Santa Ana, CA 92707, adviser to the Dobson Covered Call Fund, is a registered investment adviser.

     (i) Dobson has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Dobson is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56099).

(k) Auxier Asset Management, LLC ("Auxier"), 8050 S.W. Warm Springs, Suite 130, Tualatin, OR 97062, adviser to the Auxier Focus Fund, is registered investment adviser.

     (i) Auxier has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and member of Auxier is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-55757).

(l)  Columbia  Partners,  L.L.C.  ("Columbia"),   Investment  Management,   1775
Pennsylvania Avenue, N.W., Washington, DC 20006, adviser to the Columbia Partners Equity Fund, is a registered investment adviser.

     (i) Columbia has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and member of Columbia is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-50156).

(m) Ariston Capital Management Corporation ("Ariston"), 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005, adviser to the Ariston Convertible Securities Fund and the Ariston Internet Convertible Fund, is a registered investment adviser.

     (i) Ariston has engaged in no other business during the past two years.

         (ii) Information with respect to each officer and director of Ariston is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-13209).

(n) Aegis Asset Management, Inc. ("Aegis"), 230 Westcott, Suite 1, Houston, Texas 77007, adviser to the Westcott Technology Fund, the Westcott Large-Cap Value Fund and the Westcott Fixed Income Fund, is a registered investment adviser.

     (i) Aegis has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Aegis is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56040).

(o) OAM Institutional, Inc. ("OAM"), 498 Seventh Avenue, New York, New York 10018, sub-adviser to the Westcott Large-Cap Value Fund, is a registered investment adviser.

     (i) OAM has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of OAM is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-60027).

(p) Cash Management Systems ("CMS"), 290 Turnpike Road, #338, Westborough, Massachusetts, advisor to The Cash Fund, is a registered investment adviser.

     (i) CMS has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of CMS is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56211).


Item 27.  Principal Underwriters

(a) Unified Financial Securities, Inc., 429 North Pennsylvania Street, Indianapolis, IN 46204, is the principal underwriter of each series of the Registrant (except for the IMS Capital Value Fund). Kenneth D. Trumpfheller, is a registered principal of the underwriter and the President and Secretary and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Advisors Trust, the Avalon Funds, Inc., the Julius Baer Investment Funds, the Kenwood Funds, the Lindbergh Funds, The
Milestone Funds, the Regional Opportunity Fund, The Rockland Fund Trust, the Securities Management & Timing Fund, The Sparrow Funds, the TANAKA Funds, The Unified Funds, and the Valenzuela Capital Trust.

Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(b) Capital Research Brokerage Services LLC, 107 South Fair Oaks Dr., Suite 315, Pasadena, CA 91105, principal underwriter of the IMS Capital Value Fund, is also the principal underwriter of the Santa Barbara Group of Mutual Funds. Information with respect to each member and officer of Capital Research Brokerage Services LLC is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (file No. 8-40823).

(c)      Not applicable.

Item 28.  Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant's custodians, Firstar Bank, N.A., 425
Walnut Street, Cincinnati, Ohio 45202; and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or the transfer and shareholder service agent, Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204; and administrator, Unified Fund Services, Inc., 1725 E. Southlake Blvd., Southlake, TX 76092.

Item 29.  Management Services

         None.

Item 30.  Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 24th day of April, 2002.

                                                     AmeriPrime Funds



By:       /s/
    ----------------------------------------
       Donald S. Mendelsohn,
       Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,*
President and Trustee

Gary E. Hippenstiel,* Trustee      *By:     /s/
                                   ---------------------------------------
                                           Donald S. Mendelsohn,
Steve L. Cobb,* Trustee                    Attorney-in-Fact

Robert A. Chopyak,* Treasurer              April 24, 2002
and Chief Financial Officer

                                  EXHIBIT INDEX

1.  Interim Management Agreement..................................EX-99.23.d.xix
2.  Consent of Thompson Hine LLP...................................EX-99.23.i.ii
3.  Consent of McCurdy & Associates CPA's, Inc........................EX-99.23.j